Document and Entity Information	Apr. 01, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 01, 2022
Entity Registrant Name	Grayscale Ethereum Classic Trust (ETC)
Entity Incorporation, State or Country Code	DE
Entity File Number	000-56309
Entity Tax Identification Number	82-6239281
Entity Address, Address Line One	c/o Grayscale Investments, LLC
Entity Address, Address Line Two	290 Harbor Drive, 4th Floor
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	212
Local Phone Number	668-1427
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	N/A
Trading Symbol	ETCG
Security Exchange Name	NONE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001705181